SCHEDULE OF SUBSIDIARIES OF NON-CONTROLLING INTERESTS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Non controlling interest	$ (2,397)	$ (607)
Cust2mate [member]
IfrsStatementLineItems [Line Items]
Non controlling interest	(2,791)	(1,026)
AAI [member]
IfrsStatementLineItems [Line Items]
Non controlling interest	$ 394	$ 419